CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	¥ 626,170	¥ 611,394	¥ 551,252
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	102,713	82,865	43,359
Loss on disposal of assets	5,852
Non-cash finance lease expense	23,847	20,523	15,684
Investment revaluation loss	1,965	96	658
Deferred income taxes, net	50,993	3,334	(7,504)
Changes in assets and liabilities:
Accounts receivable, net	(16,246)	(3,302)	5,475
Real estate inventory	1,122,406	(1,569,350)	(3,011,597)
Contract assets	199,522	(178,305)	166,551
Prepaid and other current assets	(290,238)	47,429	71,708
Operating lease, net	2,655	(805)	(2,122)
Other assets	15,890	11,963	4,676
Accounts payable	(130,709)	50,699	(607,092)
Contract liabilities	(130,271)	4,552	63,716
Accrued expenses and other current liabilities, and other liabilities	(12,654)	(730)	106,958
Net cash provided by (used in) operating activities	1,571,895	(919,637)	(2,598,278)
Cash flows from investing activities:
Purchases of property and equipment	(2,221,499)	(1,250,451)	(203,983)
Purchases of intangible assets	(6,359)	(2,438)	(22,674)
Purchase of investments securities	(15,203)	(8,150)	(1,460)
Proceeds from sale of investments in marketable securities		5,000	11,984
Net cash used in investing activities	(2,243,061)	(1,256,039)	(216,133)
Cash flows from financing activities:
Proceeds from notes payable	15,014,801	14,580,822	13,173,313
Payments on notes payable	(14,745,923)	(11,944,327)	(10,420,378)
Payments on IPO costs	(229,046)	(63,702)	(32,060)
Proceeds from common stock issuance	1,187,428
Proceeds from sale of treasury stocks			15,304
Dividend payments	(24,998)
Repayments of principal portion of finance lease liability	(25,689)	(18,262)	(15,427)
Net cash provided by financing activities	1,176,573	2,554,531	2,720,752
Effect of exchange rate change on cash and cash equivalents	8,904	4,410	16,445
Net increase (decrease) in cash and cash equivalents	514,311	383,265	(77,214)
Cash and cash equivalents, beginning of year	786,373	403,108	480,322
Cash and cash equivalents, end of year	1,300,684	786,373	403,108
Cash paid during the year for
Interest	352,355	292,581	220,081
Income taxes	316,050	396,669	212,223
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 2,613	¥ 103,771	¥ 62,683